SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2015 and 2014, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2015	2014
150,000,000 (2014: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2015	2014
93,546,663 (2014: 93,414,672) outstanding issued common shares of $1.00 each	93,547	93,415

Weighted average assumptions used
The weighted average assumptions used are noted in the table below:

	2015	2014	2013
Risk free interest rate	1.8%	1.8%	2.0%
Expected volatility of common stock	53.1%	53.6%	56.9%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of options (in years)	3.0 years	2.9 years	2.6 years

Summary of stock option activity
A summary of option activity as at December 31, 2015, 2014 and 2013, and changes during the years then ended are presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2012	581	$7.86	0.8
Exercised during the year	(76)	$8.01
Forfeited during the year	(7)	$6.58
Options outstanding at December 31, 2013	498	$6.36	0.3
Granted during the year	1,793	$58.26
Exercised during the year	(185)	$7.20
Options outstanding at December 31, 2014	2,106	$49.75	4.4
Exercised during the year	(132)	$1.70
Forfeited during the year	(685)	$56.75
Granted during the year	906	$56.63
Options outstanding at December 31, 2015	2,195	$52.02	3.9

Options exercisable at:
December 31, 2015	190	$3.97	0.87
December 31, 2014	317	$4.09	1.83
December 31, 2013	419	$6.50	0.10